PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Property Plant and Equipment Gross	$ 0	$ 18,145
Less: Accumulated depreciation	0	(18,031)
Property Plant and Equipment, net	0	114
Furniture and Fixtures [Member]
Property Plant and Equipment Gross	0	5,646
Machinery and Equipment [Member]
Property Plant and Equipment Gross	$ 0	$ 12,499